STOCK-BASED COMPENSATION - Restricted Award Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Restricted Stock Units (RSUs) | Dell Technologies Inc. 2013 Stock Incentive Plan
Non-vested Restricted Stock Units [ Roll Forward]
Outstanding, beginning of period (in shares)	10,000,000	0
Granted (in shares)	1,000,000	11,000,000
Vested (in shares)	(1,000,000)	0
Forfeited (in shares)	(3,000,000)	(1,000,000)
Outstanding, end of period (in shares)		10,000,000
Non-vested Restricted Stock Units, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, weighted average grant date fair value, beginning of period (in dollars per share)	$ 19.63	$ 0.00
Granted (in dollars per share)	23.04	19.66
Vested (in dollars per share)	27.59	0.00
Forfeited (in dollars per share)	19.13	19.63
Outstanding, weighted average grant date fair value, end of period (in dollars per share)	$ 18.73	$ 19.63
Expected to vest
Number of Units (in shares)	6,000,000
Weighted Average Remaining Contractual Term	3 years 4 months
Aggregate Intrinsic Value	$ 212
Number of outstanding awards (in shares)	2,000,000
Restricted Stock Units (RSUs) | VMware 2007 Equity and Incentive Plan
Non-vested Restricted Stock Units [ Roll Forward]
Outstanding, end of period (in shares)	16,700,000.0
Expected to vest
Number of Units (in shares)	15,000,000
Weighted Average Remaining Contractual Term	2 years 6 months
Aggregate Intrinsic Value	$ 1,855
Restricted Stock Award | Dell Technologies Inc. 2013 Stock Incentive Plan
Expected to vest
Aggregate Intrinsic Value	$ 246
Number of outstanding awards (in shares)	7,000,000
Restricted Stock Award | VMware 2007 Equity and Incentive Plan
Non-vested Restricted Stock Units [ Roll Forward]
Outstanding, beginning of period (in shares)	20,000,000	22,000,000
Granted (in shares)	8,000,000	2,000,000
Vested (in shares)	(9,000,000)	(3,000,000)
Forfeited (in shares)	(2,000,000)	(1,000,000)
Outstanding, end of period (in shares)	17,000,000	20,000,000
Non-vested Restricted Stock Units, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, weighted average grant date fair value, beginning of period (in dollars per share)	$ 67.41	$ 67.01
Granted (in dollars per share)	93.84	79.81
Vested (in dollars per share)	67.89	72.94
Forfeited (in dollars per share)	72.68	69.19
Outstanding, weighted average grant date fair value, end of period (in dollars per share)	$ 78.62	$ 67.41
Expected to vest
Aggregate Intrinsic Value	$ 2,130
Number of outstanding awards (in shares)	17,000,000
RSUs and PSUs | Dell Technologies Inc. 2013 Stock Incentive Plan
Non-vested Restricted Stock Units [ Roll Forward]
Outstanding, end of period (in shares)	7,000,000
Performance Shares | Dell Technologies Inc. 2013 Stock Incentive Plan
Expected to vest
Number of outstanding awards (in shares)	5,000,000
Performance Shares | VMware 2007 Equity and Incentive Plan
Non-vested Restricted Stock Units [ Roll Forward]
Outstanding, end of period (in shares)	700,000.0